UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21369

                      OPPENHEIMER INTERNATIONAL VALUE TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                         Date of fiscal year end: APRIL

                      Date of reporting period: 07/31/2006

ITEM 1. SCHEDULE OF INVESTMENTS.


--------------------------------------------------------------------------------

Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                      SHARES             VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS--98.5%
---------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--19.8%
---------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.2%
Continental AG                                                                        13,775    $    1,412,974
---------------------------------------------------------------------------------------------------------------
AUTOMOBILES--4.4%
Bayerische Motoren Werke AG                                                           52,984         2,737,051
---------------------------------------------------------------------------------------------------------------
PSA Peugeot Citroen                                                                   16,685           875,769
---------------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                                    29,980         1,577,608
                                                                                                ---------------
                                                                                                     5,190,428
---------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--2.0%
Fujitsu Devices, Inc.                                                                 64,000           892,634
---------------------------------------------------------------------------------------------------------------
Medion AG                                                                            123,622         1,504,928
                                                                                                ---------------
                                                                                                     2,397,562
---------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.9%
Compass Group plc                                                                    233,270         1,112,252
---------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--3.1%
Barratt Developments plc                                                              16,920           306,269
---------------------------------------------------------------------------------------------------------------
Haseko Corp. 1                                                                       790,000         2,679,179
---------------------------------------------------------------------------------------------------------------
Matsushita Electric Industrial Co.                                                    16,000           331,824
---------------------------------------------------------------------------------------------------------------
Waterford Wedgwood plc 1                                                           6,767,754           380,386
                                                                                                ---------------
                                                                                                     3,697,658
---------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.9%
Agfa Gevaert NV                                                                       31,820           738,147
---------------------------------------------------------------------------------------------------------------
Sega Sammy Holdings, Inc.                                                              9,700           321,514
                                                                                                ---------------
                                                                                                     1,059,661
---------------------------------------------------------------------------------------------------------------
MEDIA--3.5%
British Sky Broadcasting Group plc                                                   167,389         1,752,593
---------------------------------------------------------------------------------------------------------------
Vivendi SA                                                                            69,250         2,345,074
                                                                                                ---------------
                                                                                                     4,097,667
---------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.3%
Aoyama Trading Co.                                                                    35,073         1,092,159
---------------------------------------------------------------------------------------------------------------
DSG International plc                                                                266,520           993,233
---------------------------------------------------------------------------------------------------------------
Kingfisher plc                                                                       384,723         1,757,136
                                                                                                ---------------
                                                                                                     3,842,528
---------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.5%
Aksa Akrilik Kimya Sanayii AS 1                                                       93,609           593,807
---------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--9.1%
---------------------------------------------------------------------------------------------------------------
BEVERAGES--0.8%
Heineken NV                                                                           20,750           975,688
---------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.8%
Tesco plc                                                                            315,272         2,117,204
---------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--3.8%
Nestle SA                                                                              8,220         2,693,686
---------------------------------------------------------------------------------------------------------------
RHM plc                                                                               26,550           145,191
---------------------------------------------------------------------------------------------------------------
Unilever NV                                                                           68,665         1,632,333
                                                                                                ---------------
                                                                                                     4,471,210
---------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.8%
Coreana Cosmetics Co. Ltd.                                                           558,271         1,072,474


1       |       Oppenheimer International Value Fund

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Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                      SHARES             VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
---------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS CONTINUED
Reckitt Benckiser plc                                                                 26,683    $    1,070,650
                                                                                                ---------------
                                                                                                     2,143,124
---------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.9%
Amorepacific Corp. 1                                                                   1,002           420,647
---------------------------------------------------------------------------------------------------------------
Pacific Corp.                                                                          5,292           678,675
                                                                                                ---------------
                                                                                                     1,099,322
---------------------------------------------------------------------------------------------------------------
ENERGY--6.0%
---------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.8%
Petrojarl ASA 1                                                                       35,200           224,200
---------------------------------------------------------------------------------------------------------------
Petroleum Geo-Services ASA 1                                                          35,200         1,915,998
                                                                                                ---------------
                                                                                                     2,140,198
---------------------------------------------------------------------------------------------------------------
OIL & GAS--4.2%
Eni SpA                                                                               88,790         2,723,223
---------------------------------------------------------------------------------------------------------------
Total SA                                                                              33,280         2,263,758
                                                                                                ---------------
                                                                                                     4,986,981
---------------------------------------------------------------------------------------------------------------
FINANCIALS--21.5%
---------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.6%
Nomura Securities Co. Ltd.                                                            61,600         1,097,834
---------------------------------------------------------------------------------------------------------------
Van der Moolen Holding NV                                                            120,837           833,529
                                                                                                ---------------
                                                                                                     1,931,363
---------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--10.0%
Anglo Irish Bank Corp.                                                                82,426         1,202,423
---------------------------------------------------------------------------------------------------------------
Bank of Ireland                                                                      107,847         1,920,150
---------------------------------------------------------------------------------------------------------------
Credit Agricole SA                                                                    80,911         3,252,605
---------------------------------------------------------------------------------------------------------------
Danske Bank AS                                                                        16,590           636,182
---------------------------------------------------------------------------------------------------------------
National Bank of Greece SA                                                            59,940         2,329,179
---------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                                                76,608         2,492,876
                                                                                                ---------------
                                                                                                    11,833,415
---------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.3%
Ichiyoshi Securities Co. Ltd.                                                         26,000           383,893
---------------------------------------------------------------------------------------------------------------
Investor AB, B Shares                                                                 64,340         1,178,413
                                                                                                ---------------
                                                                                                     1,562,306
---------------------------------------------------------------------------------------------------------------
INSURANCE--6.7%
Aegon NV                                                                             113,530         1,927,359
---------------------------------------------------------------------------------------------------------------
Aksigorta AS                                                                          63,484           228,909
---------------------------------------------------------------------------------------------------------------
Compagnia Assicuratrice Unipol SpA, Preference                                       416,507         1,202,424
---------------------------------------------------------------------------------------------------------------
Fondiaria-Sai SpA                                                                     74,827         2,274,900
---------------------------------------------------------------------------------------------------------------
Swiss Reinsurance Co.                                                                 32,070         2,306,444
                                                                                                ---------------
                                                                                                     7,940,036
---------------------------------------------------------------------------------------------------------------
REAL ESTATE--1.9%
Emperor Entertainment Hotel Ltd.                                                   3,164,000           732,954
---------------------------------------------------------------------------------------------------------------
First Juken Co. Ltd.                                                                 165,500         1,505,661
                                                                                                ---------------
                                                                                                     2,238,615


2       |       Oppenheimer International Value Fund

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Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                      SHARES             VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
---------------------------------------------------------------------------------------------------------------
HEALTH CARE--7.2%
---------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.9%
Grifols SA 1                                                                          43,600    $      375,382
---------------------------------------------------------------------------------------------------------------
iSOFT Group plc                                                                      432,720           503,182
---------------------------------------------------------------------------------------------------------------
Mediceo Paltac Holdings Co. Ltd.                                                      71,460         1,333,895
                                                                                                ---------------
                                                                                                     2,212,459
---------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--5.3%
China Pharmaceutical Group Ltd. 1                                                  6,120,000           685,233
---------------------------------------------------------------------------------------------------------------
GlaxoSmithKline plc 2                                                                 40,156         1,110,923
---------------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA                                                                     21,560         2,050,409
---------------------------------------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                                                        29,100         1,878,320
---------------------------------------------------------------------------------------------------------------
UCB SA                                                                                10,830           631,257
                                                                                                ---------------
                                                                                                     6,356,142
---------------------------------------------------------------------------------------------------------------
INDUSTRIALS--14.4%
---------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.3%
Qinetiq plc 1                                                                        151,900           473,863
---------------------------------------------------------------------------------------------------------------
Safran SA                                                                             52,856         1,028,303
                                                                                                ---------------
                                                                                                     1,502,166
---------------------------------------------------------------------------------------------------------------
AIRLINES--2.3%
Deutsche Lufthansa AG                                                                103,761         1,936,473
---------------------------------------------------------------------------------------------------------------
easyJet plc 1                                                                         97,204           808,929
                                                                                                ---------------
                                                                                                     2,745,402
---------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.2%
Bacou-Dalloz SA                                                                        7,650           917,113
---------------------------------------------------------------------------------------------------------------
Quebecor World, Inc.                                                                 158,110         1,700,273
                                                                                                ---------------
                                                                                                     2,617,386
---------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--4.0%
Continental Engineering Corp.                                                        582,000           333,206
---------------------------------------------------------------------------------------------------------------
Okumura Corp.                                                                        196,000         1,020,646
---------------------------------------------------------------------------------------------------------------
Technical Olympic SA                                                                 385,830         1,577,460
---------------------------------------------------------------------------------------------------------------
Vinci SA                                                                              18,510         1,880,934
                                                                                                ---------------
                                                                                                     4,812,246
---------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.4%
Eneserve Corp.                                                                       111,609           726,245
---------------------------------------------------------------------------------------------------------------
RHJ International Ltd. 1                                                              43,658           893,415
                                                                                                ---------------
                                                                                                     1,619,660
---------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.1%
Alarko Holding AS                                                                     49,577           129,107
---------------------------------------------------------------------------------------------------------------
MARINE--3.1%
Attica Holdings SA                                                                   285,620         1,262,385
---------------------------------------------------------------------------------------------------------------
Orient Overseas International Ltd.                                                   604,000         2,386,399
                                                                                                ---------------
                                                                                                     3,648,784
---------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--9.2%
---------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.4%
Nokia Oyj                                                                             85,050         1,687,224
---------------------------------------------------------------------------------------------------------------
SunCorp Technologies Ltd.                                                          2,436,000           319,776


3       |       Oppenheimer International Value Fund

--------------------------------------------------------------------------------

Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                      SHARES             VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
---------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT CONTINUED
Telefonaktiebolaget LM Ericsson, B Shares                                            274,000    $      863,016
                                                                                                ---------------
                                                                                                     2,870,016
---------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.1%
Japan Digital Laboratory Co. Ltd.                                                    164,200         2,420,498
---------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.1%
Epcos AG 1                                                                            69,049           967,589
---------------------------------------------------------------------------------------------------------------
Grande Holdings Ltd. (The)                                                         1,058,000           476,564
---------------------------------------------------------------------------------------------------------------
Nichicon Corp.                                                                        73,500           936,020
---------------------------------------------------------------------------------------------------------------
Tohoku Pioneer Corp.                                                                  90,200         1,269,071
                                                                                                ---------------
                                                                                                     3,649,244
---------------------------------------------------------------------------------------------------------------
IT SERVICES--0.4%
Computacenter plc                                                                    102,791           463,714
---------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.2%
Canon, Inc.                                                                           29,970         1,440,400
---------------------------------------------------------------------------------------------------------------
MATERIALS--3.7%
---------------------------------------------------------------------------------------------------------------
CHEMICALS--1.4%
Arkema 1                                                                              16,472           638,394
---------------------------------------------------------------------------------------------------------------
GEA Group AG                                                                          25,817           423,776
---------------------------------------------------------------------------------------------------------------
Wacker Chemie AG 1                                                                     6,135           639,644
                                                                                                ---------------
                                                                                                     1,701,814
---------------------------------------------------------------------------------------------------------------
METALS & MINING--1.8%
Arcelor                                                                               24,480         1,305,554
---------------------------------------------------------------------------------------------------------------
Hindalco Industries Ltd.                                                             243,500           840,169
                                                                                                ---------------
                                                                                                     2,145,723
---------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.5%
PaperlinX Ltd.                                                                       222,400           586,263
---------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--6.9%
---------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.1%
Cable & Wireless plc                                                               1,073,925         2,307,014
---------------------------------------------------------------------------------------------------------------
France Telecom SA                                                                     48,551         1,017,113
---------------------------------------------------------------------------------------------------------------
Telecom Italia SpA                                                                   240,510           580,353
---------------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, Cl. L                                                  841,790           989,912
                                                                                                ---------------
                                                                                                     4,894,392
---------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.8%
KDDI Corp.                                                                               322         2,089,651
---------------------------------------------------------------------------------------------------------------
Vodafone Group plc                                                                   541,039         1,174,897
                                                                                                ---------------
                                                                                                     3,264,548
---------------------------------------------------------------------------------------------------------------
UTILITIES--0.7%
---------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.7%
Okinawa Electric Power Co. (The)                                                      14,600           834,140
                                                                                                ---------------
Total Common Stocks (Cost $104,661,358)                                                            116,758,103

                                                                                   PRINCIPAL
                                                                                      AMOUNT
---------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--0.4%
---------------------------------------------------------------------------------------------------------------
Zurich Reinsurance Centre Holdings, Inc., 7.125% Sr. Nts., 10/15/23
(Cost $284,051)                                                                 $    500,000           462,500


4       |       Oppenheimer International Value Fund

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Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                   PRINCIPAL
                                                                                      AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.8%
---------------------------------------------------------------------------------------------------------------
Undivided interest of 0.07% in joint repurchase agreement (Principal
Amount/Value $1,265,611,000, with a maturity value of $1,265,794,514)
with UBS Warburg LLC, 5.22%, dated 7/31/06, to be repurchased at
$941,136 on 8/1/06, collateralized by Federal National Mortgage Assn.,
5%-6%, 4/1/35-12/1/35, with a value of $845,724,461 and Federal Home
Loan Mortgage Corp., 5.50%, 5/1/35, with a value of $448,829,145
(Cost $941,000)                                                                 $    941,000    $      941,000
---------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $105,886,409)                                         99.7%      118,161,603
---------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                          0.3           405,102

                                                                                -------------------------------
Net Assets                                                                             100.0%   $  118,566,705
                                                                                ===============================

Footnotes to Statement of Investments

1. Non-income producing security.

2. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See accompanying Notes.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

GEOGRAPHIC HOLDINGS                                         VALUE        PERCENT
--------------------------------------------------------------------------------
Japan                                               $  23,831,192          20.2%
United Kingdom                                         18,589,926          15.7
France                                                 16,269,472          13.8
Germany                                                 9,622,435           8.2
Italy                                                   6,780,900           5.8
The Netherlands                                         5,368,909           4.6
Greece                                                  5,169,024           4.4
Switzerland                                             5,000,130           4.2
Hong Kong                                               3,867,972           3.3
Ireland                                                 3,502,959           3.0
Belgium                                                 2,262,819           1.9
Korea, Republic of South                                2,171,796           1.8
Norway                                                  2,140,198           1.8
Sweden                                                  2,041,429           1.7
Canada                                                  1,700,273           1.4
Finland                                                 1,687,224           1.4
United States                                           1,403,500           1.2
Luxembourg                                              1,305,554           1.1
Mexico                                                    989,912           0.8
Turkey                                                    951,823           0.8
India                                                     840,169           0.7
Bermuda                                                   732,954           0.6
Denmark                                                   636,182           0.5
Australia                                                 586,263           0.5
Spain                                                     375,382           0.3
Taiwan                                                    333,206           0.3
                                                    ----------------------------
Total                                               $ 118,161,603         100.0%
                                                    ============================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2006 are noted below. The primary


5       |       Oppenheimer International Value Fund

--------------------------------------------------------------------------------

Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                   $  105,938,829
Federal tax cost of other investments                  (290,917)
                                                 ---------------
Total federal tax cost                           $  105,647,912
                                                 ===============

Gross unrealized appreciation                    $   17,673,135
Gross unrealized depreciation                        (5,451,894)
                                                 ---------------
Net unrealized appreciation                      $   12,221,241
                                                 ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.


6       |       Oppenheimer International Value Fund

--------------------------------------------------------------------------------

Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of July 31, 2006, the Fund had outstanding foreign currency contracts as follows:

                                               CONTRACT
                                EXPIRATION       AMOUNT        VALUATION AS OF        UNREALIZED        UNREALIZED
CONTRACT DESCRIPTION                 DATES       (000S)          JULY 31, 2006      APPRECIATION      DEPRECIATION
-------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Hong Kong Dollar (HKD)              8/1/06          119 HKD       $     15,314       $         3       $        --
Japanese Yen (JPY)           8/1/06-8/2/06        3,730 JPY             32,540                81                --
                                                                                     ------------------------------
                                                                                              84                --
                                                                                     ------------------------------
CONTRACTS TO SELL
Canadian Dollar (CAD)               8/1/06          480 CAD            424,014                501               --
Euro (EUR)                         9/27/06        7,000 EUR          8,975,872                726          332,062
Japanese Yen (JPY)                 9/27/06      405,000 JPY          3,561,988              3,465           47,944
                                                                                     ------------------------------
                                                                                            4,692          380,006
                                                                                     ------------------------------
Total unrealized appreciation and depreciation                                       $      4,776      $   380,006
                                                                                     ==============================



7       |       Oppenheimer International Value Fund



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2006, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Value Trust


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 09/14/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 09/14/2006


By:   /S/ BRIAN W. WIXTED
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 09/14/2006